Label	Element	Value
Restricted Shares [Member]
Increase (Decrease) In Number Of Ordinary Shares Issued During The Period	vb_IncreaseDecreaseInNumberOfOrdinarySharesIssuedDuringThePeriod	362,000
Increase (Decrease) In Number Of Ordinary Shares Issued During The Period	vb_IncreaseDecreaseInNumberOfOrdinarySharesIssuedDuringThePeriod	437,000
Restricted Shares [Member] | Share capital [member]
Issue of equity	ifrs-full_IssueOfEquity	SFr 18,100
Issue of equity	ifrs-full_IssueOfEquity	SFr 18,000
Issue of equity	ifrs-full_IssueOfEquity	SFr 21,850
Issue of equity	ifrs-full_IssueOfEquity	SFr 23,000
Preference shares [member]
Dividend Right As A Percentage Of The Share Price	vb_DividendRightAsAPercentageOfTheSharePrice	6.00%
Treasury shares [member]
Number of shares outstanding	ifrs-full_NumberOfSharesOutstanding	1,875
Number of shares outstanding	ifrs-full_NumberOfSharesOutstanding	662,374
Number of shares outstanding	ifrs-full_NumberOfSharesOutstanding	722,275
Ordinary shares [member] | Share capital [member]
Issue of equity	ifrs-full_IssueOfEquity	SFr 471,154
Issue of equity	ifrs-full_IssueOfEquity	SFr 474,000
Amendment No. 1 to the Investment Agreement [Member] | Preference shares [member]
Increase (Decrease) In Number Of Preference Shares Issued During The Period	vb_IncreaseDecreaseInNumberOfPreferenceSharesIssuedDuringThePeriod	2,432,856
Increase (Decrease) In Number Of Preference Shares Issued During The Period	vb_IncreaseDecreaseInNumberOfPreferenceSharesIssuedDuringThePeriod	7,124,790
Increase (Decrease) In Number Of Preference Shares Issued During The Period	vb_IncreaseDecreaseInNumberOfPreferenceSharesIssuedDuringThePeriod	9,557,646
Amendment No. 1 to the Investment Agreement [Member] | Preference shares [member] | Share capital [member]
Issue of equity	ifrs-full_IssueOfEquity	SFr 121,643
Issue of equity	ifrs-full_IssueOfEquity	356,240
Issue of equity	ifrs-full_IssueOfEquity	SFr 477,882
Issue of equity	ifrs-full_IssueOfEquity	SFr 513,000